UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-05970

Cash Account Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  4/30

Date of reporting period: 1/31/11

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2011 (Unaudited)

Cash Account Trust-Government & Agency Securities Portfolio
	Principal Amount ($)	Value ($)
Government & Agency Obligations 42.6%
US Government Sponsored Agencies 35.7%
Federal Farm Credit Bank:
0.169% *, 5/24/2011	50,000,000	49,973,556
0.209% *, 8/3/2011	43,500,000	43,453,564
0.231% **, 2/4/2011	75,000,000	74,999,688
0.259% *, 10/20/2011	34,500,000	34,434,968
0.26% **, 2/28/2011	50,000,000	50,000,388
0.26% **, 3/28/2011	40,000,000	39,997,582
0.319% *, 12/16/2011	28,000,000	27,920,853
0.319% *, 1/12/2012	33,000,000	32,898,800
Federal Home Loan Bank:
0.156% *, 3/7/2011	17,700,000	17,697,325
0.173% *, 4/27/2011	56,000,000	55,976,861
0.23% **, 9/26/2011	12,500,000	12,499,597
0.24%, 10/28/2011	36,275,000	36,262,124
0.249% *, 8/22/2011	5,000,000	4,992,986
0.269% *, 9/12/2011	15,900,000	15,873,407
0.76%, 7/19/2011	15,000,000	15,038,086
5.375%, 8/19/2011	14,900,000	15,315,901
Federal Home Loan Mortgage Corp.:
0.15% *, 2/25/2011	45,000,000	44,995,350
0.153% **, 11/10/2011	200,000,000	200,000,000
0.16% **, 11/9/2011	75,000,000	74,953,088
0.194% *, 7/25/2011	34,494,000	34,461,489
0.199% *, 7/12/2011	100,000,000	99,910,556
0.211% *, 2/23/2011	25,000,000	24,996,639
0.363% **, 4/1/2011	50,000,000	50,021,895
Federal National Mortgage Association:
0.16% **, 7/27/2011	65,000,000	64,979,302
0.167% *, 2/14/2011	70,000,000	69,995,450
0.184% *, 6/16/2011	35,000,000	34,975,719
0.221% **, 9/19/2011	30,000,000	29,999,028
5.0%, 10/15/2011	50,000,000	51,658,682

		1,308,282,884
US Treasury Obligations 6.9%
US Treasury Bill, 0.208% *, 9/22/2011	17,500,000	17,476,781
US Treasury Notes:
0.875%, 2/28/2011	15,000,000	15,007,843
0.875%, 5/31/2011	25,000,000	25,056,653
1.0%, 9/30/2011	52,500,000	52,756,152
1.75%, 11/15/2011	50,000,000	50,571,194
4.625%, 8/31/2011	28,500,000	29,215,023
4.625%, 10/31/2011	10,000,000	10,320,892
5.125%, 6/30/2011	50,000,000	51,005,082

		251,409,620

Total Government & Agency Obligations (Cost $1,559,692,504)		1,559,692,504
Repurchase Agreements 57.3%
Barclays Capital PLC, 0.21%, dated 1/31/2011, to be repurchased at $92,000,537 on 2/1/2011 (a)	92,000,000	92,000,000
BNP Paribas, 0.21%, dated 1/31/2011, to be repurchased at $85,000,496 on 2/1/2011 (b)	85,000,000	85,000,000
BNP Paribas, 0.22%, dated 1/31/2011, to be repurchased at $1,000,006,111 on 2/1/2011 (c)	1,000,000,000	1,000,000,000
JPMorgan Securities, Inc., 0.19%, dated 1/31/2011, to be repurchased at $276,001,457 on 2/1/2011 (d)	276,000,000	276,000,000
JPMorgan Securities, Inc., 0.21%, dated 1/31/2011, to be repurchased at $304,001,773 on 2/1/2011 (e)	304,000,000	304,000,000
Merrill Lynch & Co., Inc., 0.22%, dated 1/31/2011, to be repurchased at $50,254,183 on 2/1/2011 (f)	50,253,876	50,253,876
Morgan Stanley & Co., Inc., 0.22%, dated 1/31/2011, to be repurchased at $234,001,430 on 2/1/2011 (g)	234,000,000	234,000,000
The Goldman Sachs & Co., 0.21%, dated 1/31/2011, to be repurchased at $59,000,344 on 2/1/2011 (h)	59,000,000	59,000,000

Total Repurchase Agreements (Cost $2,100,253,876)		2,100,253,876

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $3,659,946,380) †	99.9	3,659,946,380
Other Assets and Liabilities, Net	0.1	2,167,174

Net Assets	100.0	3,662,113,554

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Annualized yield at time of purchase; not a coupon rate.
**
These securities are shown at their current rate as of January 31, 2011.  Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.

†	The cost for federal income tax purposes was $3,659,946,380.
(a)	Collateralized by $91,789,900 US Treasury Notes, with various coupon rates from 1.375-4.625%, with various maturity dates of 10/15/2012-2/15/2017 with a value of $93,843,237.
(b)	Collateralized by $86,467,800 US Treasury Notes, with various coupon rates from 0.625-2.0%, with various maturity dates of 12/31/2012-1/31/2016 with a value of $86,700,042.
(c)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
160,787,000	Federal Farm Credit Bank	Zero Coupon	11/21/2011	160,497,583
514,004,000	Federal Home Loan Bank	Zero Coupon -5.5	2/4/2011-8/13/2014	537,264,573
149,516,000	Federal Home Loan Mortgage Corp.	Zero Coupon -2.56	5/2/2011-9/7/2017	148,805,628
166,043,000	Federal National Mortgage Association	2.625	11/20/2014	173,433,090
Total Collateral Value				1,020,000,874

(d)	Collateralized by $599,679,323 US Treasury STRIPS, with various maturity dates of 2/15/2015-2/15/2040 with a value of $281,521,766.
(e)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
284,827,944	Federal Home Loan Mortgage Corp.	Zero Coupon-6.5	7/15/2015-10/15/2040	282,092,676
10,535,247	Federal Home Loan Mortgage Corp.- Principal Only	Zero Coupon	1/15/2035-5/15/2037	9,278,901
19,847,544	Federal National Mortgage Association	0.56-28.934	2/25/2029-6/25/2037	18,711,080
Total Collateral Value				310,082,657

(f)	Collateralized by $50,330,458 Federal National Mortgage Association, 4.5%, maturing on 12/1/2040 with a value of $51,258,954.
(g)	Collateralized by $229,960,493 Federal Home Loan Mortgage Corp., with various coupon rates from 3.0-5.5%, with various maturity dates of 7/1/2022-12/1/2040 with a value of $238,680,000.
(h)
Collateralized by $366,521,227 Federal National Mortgage Association-Interest Only, with various coupon rates from 5.74-5.79%, with various maturity dates of 6/25/2038-12/25/2040 with a value of $60,180,000.

Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by a money market fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of January 31, 2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Government & Agency Obligations(i)	$—	$1,559,692,504	$—	$1,559,692,504
Repurchase Agreements	—	2,100,253,876	—	2,100,253,876
Total	$—	$3,659,946,380	$—	$3,659,946,380

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended January 31, 2011.
(i)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Government & Agency Securities Portfolio, a series of Cash Account Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	March 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	March 24, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 24, 2011